UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 2/28/13

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2013

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 99.22%			Conglomerates - 5.56% (Continued)
Apparel - 1.09%			8,000	United Technologies Corp.	$ 724,400
24,000	Under Armour, Inc. - Class A *	$ 1,182,720			6,014,265
			Consumer Products - 2.10%
Auto Manufacturers - 0.58%			9,500	Colgate-Palmolive Co.	1,087,085
50,000	Ford Motor Co.	630,500	15,500	Procter & Gamble Co.	1,180,790
					2,267,875
Banks - 10.01%			Diversified Financial Services - 3.38%
40,000	Citigroup, Inc.	1,678,800	21,725	American Express Co.	1,350,209
10,000	Goldman Sachs Group, Inc.	1,497,600	14,500	Visa, Inc. - Class A	2,300,280
52,000	JP Morgan Chase & Co.	2,543,840			3,650,489
50,000	Morgan Stanley	1,127,500	Electric Utilities - 1.71%
35,000	SunTrust Banks, Inc.	965,650	11,750	DTE Energy Co.	784,900
42,300	US Bancorp	1,437,354	14,750	NextEra Energy, Inc.	1,060,082
45,000	Wells Fargo & Co.	1,578,600			1,844,982
		10,829,344	Engineering & Construction - 0.68%
Beverages - 2.21%			15,000	Jacobs Engineering Group, Inc.*	732,600
28,000	Coca-Cola Co.	1,084,160
17,200	PepsiCo, Inc.	1,303,244	Food - 1.70%
		2,387,404	10,000	Hershey Foods Corp.	833,400
Biotechnology - 3.74%			10,000	Kraft Foods, Inc.*	484,700
15,000	Amgen, Inc.	1,371,150	18,990	Mondelez International - Class A	525,074
5,000	Biogen Idec, Inc.*	831,700			1,843,174
7,500	Celgene Corp. *	773,850	Healthcare - 2.78%
25,000	Gilead Sciences, Inc. *	1,067,750	20,000	Covidien PLC	1,271,400
		4,044,450	1,825	Intuitive Surgical, Inc. *	930,549
Chemicals - 1.47%			15,000	UnitedHealth Group, Inc.	801,750
9,500	EI du Pont de Nemours & Co.	455,050			3,003,699
11,250	Monsanto Co.	1,136,588	Home Builders - 1.04%
		1,591,638	60,000	KB Home	1,121,400
Computers / Network Products - 6.19%
12,000	Accenture PLC - Class A	892,320	Insurance - 2.42%
7,560	Apple, Inc.	3,336,984	13,000	Berkshire Hathaway, Inc. - Class B *	1,328,080
20,000	EMC Corp. *	460,200	16,000	Travelers Companies, Inc.	1,286,720
10,000	International Business Machines Corp.	2,008,300			2,614,800
		6,697,804	Internet - 8.01%
Conglomerates - 5.56%			10,100	Amazon.com, Inc. *	2,669,127
28,000	Danaher Corp.	1,724,800	20,000	eBay, Inc. *	1,093,600
108,250	General Electric Co.	2,513,565	22,500	Facebook, Inc. - Class A*	613,125
15,000	Honeywell International, Inc.	1,051,500	5,350	Google, Inc. - Class. A *	4,286,420
					8,662,272

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Shares		Fair Value	Shares		Fair Value
Machinery - Construction & Mining - 1.20%			Retail - 8.62% (Continued)
14,000	Caterpillar, Inc.	$ 1,293,180	21,745	CVS Caremark Corp.	$ 1,111,604
			22,000	Dick's Sporting Goods, Inc.	1,100,000
Media - 3.15%			10,000	Home Depot, Inc.	685,000
20,000	CBS Corp.	867,800	24,500	Starbucks Corp.	1,343,090
20,000	Viacom, Inc. - Class B	1,169,200	15,000	Target Corp.	944,400
25,000	Walt Disney Co.	1,364,750	28,400	Wal-Mart Stores, Inc.	2,010,152
		3,401,750			9,327,378
Medical Drugs - 4.76%			Semiconductors - 3.04%
20,000	Express Scripts Holding Co.*	1,138,200	22,500	Broadcom Corp. - Class A	767,475
10,000	Johnson & Johnson	761,100	20,000	Intel Corp.	417,000
27,900	Merck & Company, Inc.	1,192,167	32,120	Qualcomm, Inc.	2,108,036
75,000	Pfizer, Inc.	2,052,750			3,292,511
		5,144,217	Software & Programming - 3.27%
Mining - 1.33%			38,370	Microsoft Corp.	1,066,686
45,000	Freeport-McMoRan Copper & Gold, Inc.	1,436,400	35,000	Oracle Corp.	1,199,100
			7,500	Salesforce.com, Inc.*	1,269,150
Oil & Gas Producers - 7.49%					3,534,936
9,320	Chevron Corp.	1,091,838	Telecommunications - 3.31%
26,800	Exxon Mobil Corp.	2,399,940	34,200	AT&T, Inc.	1,228,122
23,000	Helmerich & Payne, Inc.	1,523,980	15,000	CenturyLink, Inc.	520,050
16,000	Noble Energy, Inc.	1,773,280	90,000	Coring, Inc.	1,134,900
10,000	Phillips 66	629,600	15,000	Verizon Communications, Inc.	697,950
15,000	Valero Energy Corp.	683,850			3,581,022
		8,102,488	Transportation - 2.82%
Oil & Gas Services - 3.07%			13,000	FedEx Corp.	1,370,590
17,750	ConocoPhillips	1,028,612	8,000	Union Pacific Corp.	1,096,880
17,000	National Oilwell Varco, Inc.	1,158,210	7,000	United Parcel Service, Inc. - Class. B	578,550
14,500	Schlumberger, Ltd.	1,128,825			3,046,020
		3,315,647
Real Estate Investment Trusts - 2.49%			TOTAL COMMON STOCK		107,290,465
24,500	American Tower Corp.	1,901,200	( Cost - $83,521,320)
5,000	Simon Property Group	794,300
		2,695,500	MONEY MARKET FUND - 0.67%
Retail - 8.62%			726,535	BlackRock Liquidity TempCash
30,000	Cheesecake Factory, Inc.	1,039,200		Fund - Dollar Shares, 0.01% (a)	726,535
10,800	Costco Wholesale Corp.	1,093,932	TOTAL MONEY MARKET FUND		726,535
			( Cost - $726,535)

			TOTAL INVESTMENTS - 99.89%
			( Cost - $84,247,855)		108,017,000
* Non-income producing security.			Other assets less liabilities - 0.11%		120,023
(a) Variable rate yield; the coupon rate shown			TOTAL NET ASSETS - 100.00%		$ 108,137,023
represents the rate as of February 28, 2013.

At February 28, 2013, net unrealized appreciation on investment securities, for federal tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 24,281,076
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(660,270)
Net unrealized appreciation					$ 23,620,806

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2013

Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 76.36%			Commercial Services - 1.81%
Aerospace / Defense - 4.50%				Western Union Co.,
	Boeing Co.,		$ 1,000,000	5.93%, due 10/1/16	$ 1,104,748
$ 500,000	3.50%, due 2/15/15	$ 527,646
1,000,000	3.75%, due 11/20/16	1,096,618	Communications Equipment - 0.97%
	Lockheed Martin Corp.			Cisco Systems, Inc.,
500,000	3.35%, due 9/15/21	523,284	500,000	4.95%, due 2/15/19	590,395
	Rockwell Collins, Inc.,
500,000	5.25%, due 7/15/19	600,879	Computers - 2.94%
		2,748,427		International Business Machines Corp.,
Banks - 15.00%			1,500,000	5.70%, due 9/14/17	1,795,335
	American Express Centurion,
1,100,000	5.95%, due 6/12/17	1,298,094	Cosmetics / Personal Care - 1.05%
	BB&T Corp.,			Avon Products, Inc.,
500,000	5.25%, due 11/1/19	578,034	625,000	4.20%, due 7/15/18	637,858
	Goldman Sachs Group, Inc.,
500,000	3.70%, due 8/1/15	527,881	Diversified Financial Services - 4.96%
800,000	5.375%, due 3/15/20	919,597		American Express Credit Co.,
	J.P. Morgan Chase & Co.,		1,000,000	5.125%, due 8/25/14	1,065,510
1,000,000	4.75%, due 5/1/13	1,006,402		Ameriprise Financial, Inc.,
	Morgan Stanley,		250,000	5.30%, due 3/15/20	296,440
500,000	3.45%, due 11/2/15	522,886		Caterpillar Financial Services Corp.,
1,000,000	5.75%, due 10/18/16	1,126,632	500,000	2.05%, due 8/1/16	519,235
	U.S. Bancorp,			General Electric Capital Corp.,
2,000,000	3.15%, due 3/4/15	2,104,056	1,000,000	5.375%, due 10/20/16	1,141,655
	Wells Fargo & Co.,				3,022,840
1,000,000	5.00%, due 11/15/14	1,065,378	Electrical Components & Equipment - 2.89%
		9,148,960		Emerson Electric Co.,
Beverages - 0.97%			500,000	4.875%, due 10/15/19	592,679
	Coca-Cola Co.,		1,000,000	5.375%, due 10/15/17	1,168,551
500,000	4.875%, due 3/15/19	592,802			1,761,230
			Electric Utilities - 6.38%
Chemicals - 4.51%				Detroit Edison Co.,
	Du Pont De Nemours & Co.,		1,000,000	5.60%, 6/15/18	1,213,554
500,000	3.25%, due 1/15/15	525,657		Dominion Resources, Inc.,
	Monsanto Co.,		500,000	5.15%, due 7/15/15	549,360
1,000,000	5.125%, due 4/15/18	1,186,461		Duke Energy Corp.,
	Praxair, Inc.,		1,000,000	3.55%, due 9/15/21	1,059,259
500,000	2.45%, due 2/15/22	498,651		Southern Co.,
500,000	5.25%, due 11/15/14	540,124	500,000	2.375%, due 9/15/15	518,605
		2,750,893

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Principal Amount		Fair Value	Principal Amount		Fair Value
Electric Utilities - 6.38% (Continued)			Iron / Steel - 0.99%	`
	Southern Power Co.,			Nucor Corp.,
$ 500,000	4.875%, due 7/15/15	$ 547,057	$ 500,000	5.85%, due 6/1/18	$ 603,445
		3,887,835
Foods - 0.92%			Oil & Gas - 1.81%
	Campbell Soup Co.,			Occidental Petroleum Corp.,
500,000	4.50%, due 2/15/19	564,573	1,000,000	4.125%, due 6/1/16	1,103,749

Healthcare - Products - 0.95%			Retail - 3.70%
	Baxter International, Inc.,			Lowe's Co., Inc.,
500,000	4.50%, due 8/15/19	577,279	1,000,000	4.625%, due 4/15/20	1,148,316
				McDonald's Corp.,
Healthcare - Services - 1.34%			500,000	2.625%, due 1/15/22	508,536
	UnitedHealth Group, Inc.,			Starbucks Corp.,
250,000	4.70%, due 2/15/21	287,155	500,000	6.25%, due 8/15/17	598,554
500,000	5.00%, due 8/15/14	532,260			2,255,406
		819,415	Semiconductors - 0.86%
Household Products - 1.79%				Intel Corp.,
	Kimberly Clark Corp.		500,000	3.30%, due 10/1/21	522,502
500,000	2.40%, due 3/1/22	500,199
	Procter & Gamble Co.,		Software - 0.94%
500,000	4.70%, due 2/15/19	590,212		Microsoft Corp.,
		1,090,411	500,000	4.20%, due 6/1/19	574,513
Insurance - 5.44%
	Aflac, Inc.		Telecommunications - 8.93%
1,000,000	4.00%, due 2/15/22	1,070,789		AT&T, Inc.,
	Berkshire Hathaway Finance Corp.,		1,000,000	5.60%, due 5/15/18	1,193,722
1,000,000	5.40%, due 5/15/18	1,196,093	1,000,000	5.625%, due 6/15/16	1,144,276
	Metlife, Inc.			BellSouth Corp.,
500,000	5.00%, due 6/15/15	546,424	500,000	5.20%, due 9/15/14	533,302
	Prudential Financial, Inc.,			Verizon Communications, Inc.,
500,000	4.50%, due 7/15/13	506,954	520,000	2.00%, due 11/1/16	538,842
		3,320,260	500,000	4.60%, due 4/1/21	566,877
Investment Services - 2.71%			1,000,000	5.50%, due 2/15/18	1,186,165
	Bear Stearns Co., Inc.,			Vodafone Group PLC,
500,000	5.55%, due 1/22/17	568,591	250,000	4.375%, due 3/16/21	280,823
1,000,000	5.70%, due 11/15/14	1,082,819			5,444,007
		1,651,410	TOTAL CORPORATE BONDS
			( Cost - $43,048,100)		46,568,293

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Principal Amount		Fair Value			Fair Value
U.S. GOVERNMENT &			TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 19.33%			AGENCY OBLIGATIONS
Government Agencies - 12.05%			( Cost - $11,381,439)		$11,786,892
	Federal Home Loan Bank
$ 1,000,000	1.37%, due 10/24/19	$ 993,109	Shares
	Federal Farm Credit Bank,		MONEY MARKET FUND - 3.46%
1,000,000	0.60%, due 4/16/15	1,000,008		BlackRock Liquidity TempCash
1,000,000	1.10%, due 8/22/17	1,002,101	2,107,365	Fund - Dollar Shares, 0.01% (a)	2,107,365
1,000,000	1.22%, due 4/18/17	1,000,835	TOTAL MONEY MARKET FUND
1,000,000	1.93%, due 4/18/19	1,002,029	( Cost - $2,107,365)		2,107,365
1,000,000	4.67%, due 2/27/18	1,175,432
	Tennessee Valley Authority,		TOTAL INVESTMENTS - 99.15%
1,000,000	4.50%, due 4/1/18	1,175,172	( Cost - $56,536,904)		60,462,550
		7,348,686	Other assets less liabilities - 0.85%		520,106
U.S. Treasuries - 7.28%			TOTAL NET ASSETS - 100.00%		$60,982,656
	United States TIP Bonds,
2,000,000	0.125%, due 4/15/16	2,209,429	(a) Variable rate yield; the coupon rate shown represents
2,000,000	0.50%, due 4/15/15	2,228,777	the rate at February 28, 2013.
		4,438,206

At February 28, 2013, net unrealized appreciation on investment securities, for federal tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 3,951,102
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(25,456)
Net unrealized appreciation					$ 3,925,646

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at the last bid price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 107,290,465	$ -	$ -	$ 107,290,465
Money Market Fund	726,535	-	-	726,535
Total	$ 108,017,000	$ -	$ -	$ 108,017,000
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 46,568,293	$ -	$ 46,568,293
U.S. Government & Agency Obligations	-	11,786,892	-	11,786,892
Money Market Fund	2,107,365	-	-	2,107,365
Total	$ 2,107,365	$ 58,355,185	$ -	$ 60,462,550
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       4/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       4/25/13

By (Signature and Title)

/s/Harris Cohen

       Harris Cohen, Treasurer

Date      4/25/13